Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Shareholders Ownership, Percentage	62.00%
Working Capital Deficit	$ (12,200,000)
Net Income (Loss) Attributable to Parent, Total	3,466,124	$ (917,545)
Net Income (Loss) Available to Common Stockholders, Basic, Total	2,941,503	(2,532,589)
Net Cash Provided by (Used in) Operating Activities, Total	1,704,248	$ 2,934,406
Cash, Ending Balance	2,300,000
Restricted Cash and Cash Equivalents, Total	$ 2,500,000